Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net Operating Loss Carry-Forwards	$ 4,273,846	$ 3,677,645
Depreciable and Amortizable Assets	(20,520)	(20,520)
Stock Based Compensation	118,228	67,477
Beneficial Conversion Feature	609,101	556,265
Loss Reserve	457	457
Accrued Compensation	37,326	35,146
Other	32,364	31,509
Total	5,050,802	4,347,979
Less Valuation Allowance	(5,050,802)	(4,347,979)
Net Deferred Tax Assets (Liabilities)